Fixed Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 24, 2024
Fixed Assets
Depreciation expense					$ 17,834	$ 678
Finance lease asset amortization	$ 85,986	$ 85,986	$ 257,957	$ 89,526	$ 200,633
Leased Equipment [Member]
Fixed Assets
Property and equipment							$ 736,624
Medical Equipment [Member]
Fixed Assets
Property and equipment							79,801
Office Equipment [Member]
Fixed Assets
Property and equipment							11,709
Leasehold Improvements [Member]
Fixed Assets
Property and equipment							6,604
Furniture and Fixtures [Member]
Fixed Assets
Property and equipment							$ 5,045